Related Party Transactions (Details Texual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease expense	$ 164,000	$ 88,000
BSEI [Member]
Ground lease description	BSEI leased certain office space at Zaozhuang Software and Service Industrial Park with a total area of 18,000 square meters, of which 6,500 square meters were subleased to ZSEC at a price of RMB0.5 per square meter per day, from July 1, 2018 to January 1, 2021.